3. INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2020
Notes
3. INVESTMENT SECURITIES

3.INVESTMENT SECURITIES

Investment securities available for sale are carried at estimated fair market value. The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2020:
Obligations of states and
political subdivisions	$204,199,851	$16,464,476	$(1,022)	$220,663,305
Corporate securities	130,316	260,797	--	391,113
	$204,330,167	$16,725,273	$(1,022)	$221,054,418
December 31, 2019:
Obligations of states and
political subdivisions	$192,240,250	$11,796,039	$(24,092)	$204,012,197
Corporate securities	130,316	315,009	--	445,325
	$192,370,566	$12,111,048	$(24,092)	$204,457,522

Investment securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity. The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2020:
Obligations of states and
political subdivisions	$379,002	$1,848	$-	$380,850

December 31, 2019:
Obligations of states and
political subdivisions	$380,561	$8,959	$-	$389,520

The amortized cost and estimated fair values of investment securities at December 31, 2020, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$971,354	$1,234,597	$--	$--
Due after one year through five years	5,668,206	5,781,356	379,002	380,850
Due after five years through ten years	22,551,147	23,863,176	--	--
Due after ten years	175,139,460	190,175,289	--	--
	$204,330,167	$221,054,418	$379,002	$380,850

Gross unrealized losses on investment securities totaled $1,022 and $24,092 as of December 31, 2020 and December 31, 2019, respectively. The following table provides an analysis of investment securities in an unrealized loss position for which an allowance for credit losses is unnecessary as of December 31, 2020 and for which an other-than-temporary impairment has not been recognized as of December 31, 2019:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 920,927	$ (1,022)	$ -	$ -	$ 920,927	$ (1,022)

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,206,656	$ (18,941)	$ 986,642	$ (5,151)	$ 2,193,298	$ (24,092)

The previous two tables represent 1 investments and 2 investments held by the Company at December 31, 2020 and 2019, respectively, the majority of which were rated "A+" or higher. The unrealized losses on the Company's investments were the result of interest rate and market fluctuations. Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider a credit loss was required at December 31, 2020 or an other-than-temporary impairment at December 31, 2019.

There were no sales of securities during 2020. Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2020 were $7,220,000. Gross and net gains of $20,818 were realized on these redemptions.

Proceeds from sales of securities during 2019 were $14,873,211. Gross gains of $303,539 and gross losses of $-0- were realized on these sales. Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2019 were $9,545,000. Gross and net gains of $38,130 were realized on these redemptions.